Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.7%)
	Newmont Corp.	24,266,959	1,171,609
	Fastenal Co.	12,349,671	957,717
	International Paper Co.	11,330,176	604,465
	Nucor Corp.	4,964,503	597,428
	International Flavors & Fragrances Inc.	5,506,124	427,330
	LyondellBasell Industries NV Class A	5,594,480	393,851
	Avery Dennison Corp.	1,701,270	302,775
	Steel Dynamics Inc.	1,557,564	194,820
	CF Industries Holdings Inc.	1,825,678	142,677
			4,792,672
Consumer Discretionary (13.1%)
	Royal Caribbean Cruises Ltd.	5,216,225	1,071,621
*	Copart Inc.	18,725,022	1,059,649
	Yum! Brands Inc.	6,010,593	945,827
	Ford Motor Co.	83,838,806	840,903
	Electronic Arts Inc.	5,612,443	811,110
	DR Horton Inc.	6,107,408	776,435
*	Take-Two Interactive Software Inc.	3,610,824	748,343
*	ROBLOX Corp. Class A	12,663,538	738,158
	Garmin Ltd.	3,314,741	719,730
	eBay Inc.	10,315,764	698,687
*	AutoZone Inc.	180,718	689,038
*	Lululemon Athletica Inc.	2,386,868	675,627
	Tractor Supply Co.	11,447,587	630,762
	Delta Air Lines Inc.	13,911,059	606,522
	Hilton Worldwide Holdings Inc.	2,591,015	589,585
*	Carvana Co.	2,742,414	573,384
	Lennar Corp. Class A	4,739,781	544,032
	Darden Restaurants Inc.	2,522,835	524,144
*	Trade Desk Inc. Class A	9,394,345	514,059
*	Warner Bros Discovery Inc.	47,551,462	510,227
	General Motors Co.	10,702,690	503,347
*	United Airlines Holdings Inc.	7,080,914	488,937
*	Live Nation Entertainment Inc.	3,520,041	459,647
	Ross Stores Inc.	3,548,939	453,519
	PulteGroup Inc.	4,359,947	448,203
	Expedia Group Inc.	2,656,105	446,491
*	NVR Inc.	61,180	443,212
	Southwest Airlines Co.	12,763,235	428,589
	Dollar General Corp.	4,736,108	416,446
*	Carnival Corp.	21,311,352	416,211
*	Ulta Beauty Inc.	998,712	366,068
	Genuine Parts Co.	2,988,925	356,100
	Omnicom Group Inc.	4,234,053	351,045
	Rollins Inc.	6,256,985	338,065
*	Dollar Tree Inc.	4,399,427	330,265
*	Burlington Stores Inc.	1,367,189	325,842
	Domino's Pizza Inc.	664,739	305,414
	Best Buy Co. Inc.	4,143,982	305,038
	Estee Lauder Cos. Inc. Class A	4,538,536	299,543
	News Corp. Class A	10,407,332	283,288
	Las Vegas Sands Corp.	6,937,707	268,004
	Fox Corp. Class A	4,382,607	248,056
*	Aptiv plc	2,471,205	147,037
	Fox Corp. Class B	2,365,194	124,669
	Warner Music Group Corp. Class A	2,814,084	88,222
	Lennar Corp. Class B	212,879	23,219
	News Corp. Class B	355,310	10,791
			22,943,111
Consumer Staples (6.7%)
	Cencora Inc.	3,754,521	1,044,095

		Shares	Market Value ($000)
	Kenvue Inc.	41,158,195	986,974
	Kroger Co.	14,025,099	949,359
	Corteva Inc.	14,907,656	938,139
	Keurig Dr Pepper Inc.	26,296,935	899,881
	Sysco Corp.	10,535,990	790,621
	General Mills Inc.	11,870,359	709,729
	Constellation Brands Inc. Class A	3,307,800	607,047
	Church & Dwight Co. Inc.	5,296,940	583,140
	Kraft Heinz Co.	18,014,268	548,174
	Hershey Co.	3,182,770	544,349
	Kimberly-Clark Corp.	3,571,456	507,932
	Archer-Daniels-Midland Co.	10,330,541	495,969
	Kellanova	5,947,839	490,637
	McCormick & Co. Inc. (Non-Voting)	5,438,168	447,616
	Tyson Foods Inc. Class A	6,163,468	393,291
	Clorox Co.	2,652,873	390,636
	Brown-Forman Corp. Class B	6,223,684	211,232
	Hormel Foods Corp.	6,502,316	201,182
	Brown-Forman Corp. Class A	895,862	29,984
			11,769,987
Energy (6.6%)
	ONEOK Inc.	13,445,556	1,334,068
	Cheniere Energy Inc.	4,575,897	1,058,863
	Hess Corp.	6,303,981	1,006,935
	Targa Resources Corp.	4,697,223	941,652
	Baker Hughes Co.	21,322,413	937,120
	Valero Energy Corp.	6,783,179	895,854
	Williams Cos. Inc.	13,130,259	784,664
	Occidental Petroleum Corp.	14,148,355	698,363
	Diamondback Energy Inc.	4,051,736	647,792
	Kinder Morgan Inc.	20,337,663	580,233
	Devon Energy Corp.	13,976,877	522,735
	Marathon Petroleum Corp.	3,362,165	489,834
	Coterra Energy Inc.	15,635,128	451,855
	Halliburton Co.	16,824,667	426,842
	EQT Corp.	6,433,402	343,737
	Texas Pacific Land Corp.	210,369	278,737
*	First Solar Inc.	1,095,284	138,477
[1]	Venture Global Inc. Class A	1,457,121	15,008
			11,552,769
Financials (13.8%)
	Arthur J Gallagher & Co.	5,484,940	1,893,621
	Allstate Corp.	5,707,248	1,181,800
	Ameriprise Financial Inc.	2,069,962	1,002,089
	Discover Financial Services	5,418,452	924,930
	MSCI Inc.	1,588,614	898,361
	Prudential Financial Inc.	7,623,433	851,385
	Hartford Insurance Group Inc.	6,145,878	760,430
	Nasdaq Inc.	9,908,783	751,680
	Arch Capital Group Ltd.	7,697,176	740,314
	Willis Towers Watson plc	2,146,853	725,529
*	Robinhood Markets Inc. Class A	16,537,576	688,294
*	Coinbase Global Inc. Class A	3,899,420	671,597
	Brown & Brown Inc.	5,233,974	651,106
	M&T Bank Corp.	3,538,941	632,586
	Broadridge Financial Solutions Inc.	2,519,971	610,992
	Ares Management Corp. Class A	4,058,706	595,047
	Apollo Global Management Inc.	4,300,041	588,848
	Fifth Third Bancorp	14,333,950	561,891
	American International Group Inc.	6,388,797	555,442
	Raymond James Financial Inc.	3,971,500	551,681
	LPL Financial Holdings Inc.	1,652,402	540,567
	State Street Corp.	5,901,611	528,371
	Cboe Global Markets Inc.	2,254,666	510,208
	Cincinnati Financial Corp.	3,370,668	497,915
*	Markel Group Inc.	261,262	488,458
	Huntington Bancshares Inc.	31,307,172	469,921
	T. Rowe Price Group Inc.	4,794,503	440,471
	W R Berkley Corp.	6,124,664	435,831

		Shares	Market Value ($000)
	Regions Financial Corp.	19,499,455	423,723
	Principal Financial Group Inc.	4,857,912	409,862
	Northern Trust Corp.	4,003,737	394,969
	KeyCorp	23,800,541	380,571
	FactSet Research Systems Inc.	819,018	372,358
	Tradeweb Markets Inc. Class A	2,501,599	371,387
	Interactive Brokers Group Inc. Class A	2,227,567	368,863
	Citizens Financial Group Inc.	8,943,755	366,426
	Fidelity National Financial Inc.	5,598,407	364,344
	Loews Corp.	3,667,458	337,076
	Everest Group Ltd.	925,561	336,284
	Corebridge Financial Inc.	5,387,934	170,097
	Blue Owl Capital Inc. Class A	6,582,027	131,904
[1]	Rocket Cos. Inc. Class A	2,983,607	36,012
			24,213,241
Health Care (7.9%)
*	Edwards Lifesciences Corp.	12,701,348	920,594
	GE HealthCare Technologies Inc.	9,355,557	755,087
*	Alnylam Pharmaceuticals Inc.	2,787,811	752,765
*	IDEXX Laboratories Inc.	1,751,421	735,509
*	Veeva Systems Inc. Class A	3,146,540	728,833
	Agilent Technologies Inc.	6,143,635	718,682
	Cardinal Health Inc.	5,202,314	716,723
	ResMed Inc.	3,162,775	707,987
	Humana Inc.	2,598,074	687,450
*	Centene Corp.	10,682,222	648,518
*	IQVIA Holdings Inc.	3,602,627	635,143
*	Dexcom Inc.	8,415,166	574,672
	Zimmer Biomet Holdings Inc.	4,286,777	485,177
	STERIS plc	2,115,825	479,552
*	Waters Corp.	1,279,390	471,545
*	Biogen Inc.	3,152,045	431,326
	Labcorp Holdings Inc.	1,802,533	419,522
	Quest Diagnostics Inc.	2,389,935	404,377
	Baxter International Inc.	11,017,282	377,122
*	Molina Healthcare Inc.	1,130,178	372,269
*	Cooper Cos. Inc.	4,306,074	363,217
	West Pharmaceutical Services Inc.	1,557,006	348,583
	Royalty Pharma plc Class A	7,931,304	246,901
*	Insulet Corp.	756,091	198,557
*	Hologic Inc.	2,416,323	149,256
*	Illumina Inc.	1,705,768	135,336
*	Align Technology Inc.	763,806	121,338
	Viatris Inc.	12,854,348	111,961
*	Moderna Inc.	3,739,279	106,009
			13,804,011
Industrials (19.5%)
	TransDigm Group Inc.	1,147,369	1,587,144
	CRH plc	14,551,973	1,280,137
	Howmet Aerospace Inc.	8,722,279	1,131,541
	Carrier Global Corp.	17,675,829	1,120,648
	PACCAR Inc.	11,301,508	1,100,428
	Cummins Inc.	2,960,679	927,995
	WW Grainger Inc.	934,559	923,185
*	Fair Isaac Corp.	499,555	921,259
	Verisk Analytics Inc.	3,020,796	899,049
	United Rentals Inc.	1,406,426	881,407
	Otis Worldwide Corp.	8,538,970	881,222
	AMETEK Inc.	4,967,212	855,056
	Fidelity National Information Services Inc.	11,407,035	851,877
	L3Harris Technologies Inc.	4,055,220	848,798
*	Axon Enterprise Inc.	1,560,038	820,502
	Quanta Services Inc.	3,191,256	811,153
	Cintas Corp.	3,693,583	759,142
	Ingersoll Rand Inc.	8,680,583	694,707
	Ferguson Enterprises Inc.	4,305,916	689,937
	Old Dominion Freight Line Inc.	4,119,575	681,584
	Westinghouse Air Brake Technologies Corp.	3,679,386	667,257
	Vulcan Materials Co.	2,846,576	664,106

		Shares	Market Value ($000)
*	Block Inc. Class A	12,047,517	654,542
	Equifax Inc.	2,670,840	650,510
	Rockwell Automation Inc.	2,434,993	629,154
	Martin Marietta Materials Inc.	1,314,116	628,318
	Xylem Inc.	5,231,924	625,006
	DuPont de Nemours Inc.	8,102,753	605,114
	Johnson Controls International plc	7,108,257	569,442
*	Keysight Technologies Inc.	3,723,711	557,700
	Fortive Corp.	7,328,633	536,309
	PPG Industries Inc.	4,887,495	534,448
*	Mettler-Toledo International Inc.	450,435	531,923
[1]	Dow Inc.	15,075,622	526,441
	Dover Corp.	2,955,262	519,180
*	Teledyne Technologies Inc.	1,008,601	501,991
*	Corpay Inc.	1,426,223	497,352
	Veralto Corp.	5,064,659	493,551
	Synchrony Financial	8,372,566	443,244
	Global Payments Inc.	4,042,664	395,858
	Packaging Corp. of America	1,934,008	382,972
	Snap-on Inc.	1,128,393	380,280
	Expeditors International of Washington Inc.	2,973,039	357,508
	TransUnion	4,201,650	348,695
*	Trimble Inc.	5,293,639	347,527
	HEICO Corp. Class A	1,621,009	341,984
	Jacobs Solutions Inc.	2,638,917	319,019
	Masco Corp.	4,564,999	317,450
	Ball Corp.	6,090,575	317,136
*	Zebra Technologies Corp. Class A	1,106,496	312,652
	JB Hunt Transport Services Inc.	1,723,033	254,923
	HEICO Corp.	891,752	238,267
	Hubbell Inc. Class B	577,818	191,206
	Textron Inc.	1,966,348	142,069
			34,149,905
Real Estate (7.7%)
	Realty Income Corp.	19,198,714	1,113,717
	Welltower Inc.	6,905,389	1,057,975
	Digital Realty Trust Inc.	7,249,698	1,038,809
	Crown Castle Inc.	9,358,477	975,434
*	CBRE Group Inc. Class A	6,461,421	845,025
*	CoStar Group Inc.	9,082,472	719,604
	Extra Space Storage Inc.	4,565,093	677,871
	VICI Properties Inc. Class A	20,414,300	665,914
	AvalonBay Communities Inc.	3,063,195	657,423
	Ventas Inc.	9,414,037	647,309
	Equity Residential	7,768,100	556,041
	Simon Property Group Inc.	3,337,447	554,283
	Iron Mountain Inc.	6,325,653	544,259
	SBA Communications Corp.	2,317,370	509,845
	Weyerhaeuser Co.	15,625,198	457,506
	Invitation Homes Inc.	12,533,236	436,783
	Essex Property Trust Inc.	1,385,307	424,694
	Mid-America Apartment Communities Inc.	2,517,588	421,897
	Sun Communities Inc.	2,743,297	352,898
	Alexandria Real Estate Equities Inc.	3,727,761	344,855
	UDR Inc.	3,566,347	161,092
	Healthpeak Properties Inc.	7,531,755	152,292
	WP Carey Inc.	2,356,979	148,749
	Lineage Inc.	614,466	36,026
			13,500,301
Technology (12.1%)
	Amphenol Corp. Class A	26,080,837	1,710,642
*	DoorDash Inc. Class A	7,040,598	1,286,810
	TE Connectivity plc	6,425,148	908,002
	Cognizant Technology Solutions Corp. Class A	10,651,610	814,848
	Corning Inc.	16,601,551	760,019
*	Atlassian Corp. Class A	3,531,597	749,440
*	MicroStrategy Inc. Class A	2,591,158	746,953
*	Cloudflare Inc. Class A	6,307,628	710,807
*	Fortinet Inc.	7,038,199	677,497

		Shares	Market Value ($000)
*	Gartner Inc.	1,571,589	659,659
*	Datadog Inc. Class A	6,490,596	643,932
*	HubSpot Inc.	1,066,971	609,550
*	ANSYS Inc.	1,887,706	597,572
	Vertiv Holdings Co. Class A	8,199,983	592,039
	Monolithic Power Systems Inc.	997,957	578,795
	HP Inc.	20,307,007	562,301
	Microchip Technology Inc.	11,581,774	560,674
*	GoDaddy Inc. Class A	3,044,050	548,355
*	Tyler Technologies Inc.	926,326	538,557
*	Snowflake Inc. Class A	3,198,872	467,547
	CDW Corp.	2,853,231	457,259
*	VeriSign Inc.	1,731,579	439,596
	Hewlett Packard Enterprise Co.	28,284,747	436,434
*	Zscaler Inc.	1,982,646	393,397
	Seagate Technology Holdings plc	4,559,176	387,302
	NetApp Inc.	4,378,281	384,588
	SS&C Technologies Holdings Inc.	4,533,842	378,712
*	Pinterest Inc. Class A	12,175,801	377,450
*	Zoom Communications Inc.	5,080,043	374,755
*,1	Super Micro Computer Inc.	10,863,490	371,966
*	Okta Inc.	3,523,242	370,715
*	ON Semiconductor Corp.	9,075,303	369,274
	Gen Digital Inc.	11,945,069	317,022
*	Western Digital Corp.	7,490,537	302,842
	Teradyne Inc.	3,482,705	287,671
*	MongoDB Inc.	1,523,446	267,212
*	Snap Inc. Class A	23,291,644	202,870
	Leidos Holdings Inc.	1,412,121	190,552
*	Akamai Technologies Inc.	1,618,755	130,310
	Bentley Systems Inc. Class B	1,727,207	67,948
			21,231,874
Telecommunications (0.9%)
	Motorola Solutions Inc.	3,595,050	1,573,949
Utilities (8.7%)
	Constellation Energy Corp.	6,786,126	1,368,287
	Waste Connections Inc.	5,558,070	1,084,880
	Exelon Corp.	21,638,629	997,108
	Xcel Energy Inc.	12,819,895	907,520
	Public Service Enterprise Group Inc.	10,736,597	883,622
	Vistra Corp.	7,326,768	860,456
	Consolidated Edison Inc.	7,601,722	840,674
	Entergy Corp.	9,268,938	792,401
	PG&E Corp.	46,021,673	790,652
	WEC Energy Group Inc.	6,842,707	745,718
	American Water Works Co. Inc.	4,197,951	619,282
	Ameren Corp.	5,739,234	576,219
	PPL Corp.	15,104,125	545,410
	DTE Energy Co.	3,787,764	523,734
	Dominion Energy Inc.	9,173,635	514,366
	CenterPoint Energy Inc.	14,035,128	508,493
	Edison International	8,336,974	491,214
	Eversource Energy	7,898,401	490,570
	CMS Energy Corp.	6,434,715	483,311
	FirstEnergy Corp.	11,789,800	476,544
	Alliant Energy Corp.	5,527,689	355,707
	NiSource Inc.	5,060,725	202,884
	Evergy Inc.	2,350,861	162,092
			15,221,144
Total Common Stocks (Cost $113,497,413)			174,752,964

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $445,774)	4.342%	4,458,636	445,819
Total Investments (100.0%) (Cost $113,943,187)				175,198,783
Other Assets and Liabilities—Net (0.0%)				56,680
Net Assets (100%)				175,255,463
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,217.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $52,550 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	170	48,053	(849)
E-mini S&P Mid-Cap 400 Index	June 2025	261	76,697	(1,704)
				(2,553)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/30/26	GSI	75,584	(4.337)	—	(6,810)
CRSP US Mid Cap TR Index	8/29/25	BANA	120,833	(5.137)	—	(5,480)
Global Payments Inc.	8/29/25	BANA	112,650	(5.087)	—	(8,053)
Global Payments Inc.	8/29/25	BANA	23,162	(5.087)	—	(1,656)
Molina Healthcare Inc.	8/29/25	BANA	19,573	(4.337)	1,771	—
Trade Desk Inc. Class A	8/29/25	BANA	24,612	(4.337)	—	(5,543)
VICI Properties Inc. Class A	8/29/25	BANA	66,605	(5.087)	890	—
					2,661	(27,542)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	174,752,964	—	—	174,752,964
Temporary Cash Investments	445,819	—	—	445,819
Total	175,198,783	—	—	175,198,783

Derivative Financial Instruments
Assets
Swap Contracts	—	2,661	—	2,661
Liabilities
Futures Contracts[1]	(2,553)	—	—	(2,553)
Swap Contracts	—	(27,542)	—	(27,542)
Total	(2,553)	(27,542)	—	(30,095)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.